Expense Example - THE GABELLI ASSET FUND	Apr. 30, 2025 USD ($)
THE GABELLI ASSET FUND CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,600
THE GABELLI ASSET FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	703
Expense Example, with Redemption, 3 Years	972
Expense Example, with Redemption, 5 Years	1,261
Expense Example, with Redemption, 10 Years	2,083
THE GABELLI ASSET FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,411
THE GABELLI ASSET FUND CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,317